Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Total rent expense	$ 137	$ 71
Minimum
Operating Leased Assets [Line Items]
Operating leases, term of contract	2 years
Maximum
Operating Leased Assets [Line Items]
Operating leases, term of contract	18 years